SHARE-BASED PAYMENTS - Grant date fair value of employee and non-employee share options (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Grant date fair value of employee and non-employee share options
Risk-free interest rate, minimum	2.74%	2.32%	1.49%
Risk-free interest rate, maximum	2.78%	2.41%	2.45%
Expected volatility range, minimum	44.30%	40.50%	37.50%
Expected volatility range, maximum	46.90%	44.10%	37.80%
Suboptimal exercise factor			2.20
Minimum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 8.30	$ 5.08	$ 5.17
Maximum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 9.55	$ 11.24	$ 5.53